Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts and notes receivable, net
Schedule of accounts and notes receivable, net

	As of December 31
	2022	2023
	RMB	RMB

Accounts and notes receivable	2,944,355	4,011,265
Allowance for credit losses	(692,722)	(723,655)
Accounts and notes receivable, net	2,251,633	3,287,610

Schedule of movement of the allowances for credit losses

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(556,360)	(650,888)	(692,722)
Provision	(596,908)	(454,168)	(387,196)
Write-offs	502,380	412,334	356,263
Balance at end of the year	(650,888)	(692,722)	(723,655)